Variable Interest Entity (VIE) - Assets and Liabilities in Statutory Accounts of VIEs (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Variable Interest Entity [Line Items]
Amount due from related party	$ 8.1	$ 11.2
Current portion of long-term debt	47.5	1,078.5
Amount due to related party	33.2	36.6
Other current liabilities	17.0	125.8
Total current liabilities	114.1	1,260.9
Long-term interest bearing debt	261.3	880.5
Non-current related party liability	121.5	321.2
Derivative instruments - payable	0.0	1.1
Total non-current liabilities	437.8	1,271.5
Accumulated Other Comprehensive loss	(4.8)	(2.1)
Accumulated deficit	(811.1)	(513.4)
Total equity	91.3	386.0	$ 457.0	$ 478.1
Total liabilities and shareholders’ equity	2,621.2	2,918.4
SFL West Linus Ltd
Variable Interest Entity [Line Items]
Investment in Finance Lease	431.1	482.9
Derivative instruments - receivable	0.1	0.0
Cash deposits	7.6	0.0
Amount due from related party	0.2	0.2
Total assets	439.0	483.1
Current portion of long-term debt	47.5	51.4
Amount due to related party	3.4	0.7
Other current liabilities	0.5	0.1
Total current liabilities	51.4	52.2
Long-term interest bearing debt	261.3	304.8
Non-current related party liability	121.0	125.0
Derivative instruments - payable	0.0	1.1
Total non-current liabilities	382.3	430.9
Accumulated Other Comprehensive loss	0.2	(1.0)
Accumulated deficit	5.1	1.0
Total equity	5.3	0.0
Total liabilities and shareholders’ equity	439.0	483.1
Book value of the unit in the Company’s consolidated accounts	$ 514.9	$ 537.0